Property, Plant and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 23,215	$ 18,775	$ 18,697